Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Oct. 29, 2015
Prospectus Date	Sep. 08, 2015